SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - CONVENIENCE TRANSLATION (Details)	12 Months Ended
Dec. 31, 2018
Convenience translation
Noon buying rate (in CNY per dollar)	6.8755
Optical Fibers
Property and equipment
Estimated useful lives of the assets	20 years
Computer equipment | Minimum
Property and equipment
Estimated useful lives of the assets	3 years
Computer equipment | Maximum
Property and equipment
Estimated useful lives of the assets	15 years
Furniture, fixtures and office equipment
Property and equipment
Estimated useful lives of the assets	5 years
Motor vehicles
Property and equipment
Estimated useful lives of the assets	10 years
Building | Minimum
Property and equipment
Estimated useful lives of the assets	20 years
Building | Maximum
Property and equipment
Estimated useful lives of the assets	40 years